Average Annual Total Returns{- Franklin New York Intermediate-Term Tax-Free Income Fund} - Franklin New York Intermediate-Term Tax-Free Income Fund-21 - Franklin New York Intermediate-Term Tax-Free Income Fund
	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	1.41%	2.13%	3.31%	1.41%	2.13%	3.31%	1.70%	2.19%	3.19%	1.55%	2.21%	3.35%	2.23%	2.10%	3.02%	4.05%		3.20%	[1]	3.99%	2.78%	3.69%	4.56%	3.61%	4.35%

[1]	1. Since inception August 1, 2017.